Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents consist of the following at December 31 (in thousands):

	2019	2020
Cash held in banks	$170,468	$173,206
Money market funds	99,362	1,011,330
Short-term deposits	12,328	333,353
Amounts held by payment service providers	40,271	55,532
Cash and cash equivalents	$322,429	$1,573,421